Loss of Control of Canmart Ltd (Tables)	12 Months Ended
Dec. 31, 2025
Loss of Control of Canmart Ltd [Abstract]
Schedule of Financial Performance and Cash Flow Information	Set out below is the financial performance and cash flow information for the years ended December 31, 2025 and 2024 related to the discontinued operation:
Years ended December 31,	2025	2024
Net Revenue	$—	$208,382
Operating expenses	(31,794)	(560,681)
Other income (expenses)	5,781	395,713
	(26,013)	43,414
Gain on loss of control of subsidiary	533,617	—
Gain on discontinued operations	$507,604	$43,414

Exchange differences on translation of discontinued operations	$(794,635)	$1,099,986
Other comprehensive income from discontinued operations	$(794,635)	$1,099,986

Cash flows provided by (used in) operating activities	$(21,509)	$49,803
Cash flows provided by (used in) investing activities	174	(3,189)
Cash flows provided by (used in) financing activities	—	(50,472)
Effects of exchange rate changes on cash and cash equivalents	705	(956)
Net change in cash provided by (used in) by the subsidiary	$(20,630)	$(4,814)

Carrying amount of net liabilities immediately prior to loss of control of subsidiary	$(12,825)
Reclassification of foreign currency translation reserve	(520,792)
Gain on loss of control of subsidiary	$(533,617)

Schdule of Carrying Amounts of Assets and Liabilities

As at May 30, 2025, the carrying amounts of assets and liabilities of Canmart were as follows:

Cash	$174
Accounts receivable (note 7)	78,737
Prepayments	62,461
Loan receivables (note 13)	592,713
Property, plant and equipment, net (note 10)	3,067
Intangible licenses (note 12)	17,009
Total assets	$754,161

Trade and other payables	$766,986
Total liabilities	$766,986

Net liabilities	$(12,825)